Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Variable Interest Entity, Primary Beneficiary [Member]
Noncontrolling Interest [Line Items]
Contribution to joint venture		$ 1,530
Additional contribution commitments to joint venture	$ 1,530
Hite [Member]
Noncontrolling Interest [Line Items]
Contribution to joint venture		$ 1,470
Ownership percentage		49.00%
Additional contribution commitments to joint venture	$ 1,470
Hite [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Noncontrolling Interest [Line Items]
Variable interest entity, ownership percentage		51.00%